Expense Example, No Redemption - A C I Shares - JPMorgan Short-Intermediate Municipal Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	295	480	680	1,258	122	417	734	1,495	26	159	305	728